Satellites and Other Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 New Dawn [Member]	Mar. 31, 2012 New Dawn [Member]
Property, Plant and Equipment [Line Items]
Construction-in-progress			$ 1,100,000,000		$ 1,500,000,000	$ 1,600,000,000
Capitalized interest			102,100,000	95,100,000	129,200,000	99,400,000
Depreciation expense					664,000,000	668,500,000
Insurance proceeds received					94,131,000					94,131,000	23,900,000
Total insurance recoveries anticipated										118,000,000
Insurance proceeds receivable					10,400,000					23,900,000
Reduction in carrying value of Intelsat New Dawn satellite										118,000,000
Senior debt					107,400,000
Fair value of interest rate swap					10,400,000
Insurance recoveries included in accrued interest payable					200,000
Impairment of asset value	104,100,000	6,500,000				110,625,000	499,100,000
Sale of buildings, sales price			85,000,000
Gain to be recognized on sale of buildings								$ 12,000,000	$ 13,000,000